NET FINANCE COSTS (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Schedule of detailed information about net finance costs

For the years ended December 31
($ millions)	2025	2024
Interest expense on financial liabilities measured at amortized cost:
Loans and borrowings	515	514
Subordinated hybrid notes	39	29
Leases	33	32
Interest income	(11)	(46)
Unwinding of discount rate	25	20
Foreign exchange losses and other	1	12
Net finance costs	602	561